Strategic Alliance and Collaboration Agreements - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended			24 Months Ended	107 Months Ended	110 Months Ended
	Dec. 31, 2009	Feb. 28, 2006	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Mar. 31, 2015
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Initial program cost for research and development			$ 2,340,000	$ 9,080,000	$ 19,499,000	$ 38,840,000	$ 49,087,000
TC - 5214
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Amount received for research and development process	$ 200,000,000
Deferred revenue recognition period	33 months
Initial program cost for research and development							2,175,000
Allocable portion of the program costs							127,000
AstraZeneca
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Amount received for research and development process		$ 10,000,000
Allocation of initial fee to research collaboration		5,000,000
Initial fee not yet recognized		$ 5,000,000
Aggregate amount received for research and development process									$ 88,120,000	$ 88,120,000
AstraZeneca | Clinical Trial TC-1734
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Amount received for research and development process								$ 6,000,000
Recognized of initial fee as revenue and payments received under amendment						3,536,000	2,946,000
AstraZeneca | Accelerated Portion
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Recognized of initial fee as revenue and payments received under amendment						$ 3,142,000
AstraZeneca | TC - 5214
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Recognized of initial fee as revenue and payments received under amendment							$ 54,473,000
Percentage cost of the program attributable to respective party US and Europe					80.00%				80.00%
Percentage of development costs, responsible party Rest of World					100.00%
Parent Company | TC - 5214
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Percentage cost of the program attributable to respective party US and Europe					20.00%				20.00%